Related Party Transactions - Summary of Compensation To Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	₩ 22,033	₩ 20,026	₩ 18,727
Post-employment benefits	1,432	1,068	785
Share-based payments	26,079	13,303	14,944
Total	49,544	34,397	34,456
Registered directors (executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	8,152	8,111	8,540
Post-employment benefits	966	672	425
Share-based payments	11,655	6,369	7,434
Total	20,773	15,152	16,399
Registered directors (non-executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	1,061	1,133	1,030
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,061	1,133	1,030
Non-registered directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	12,820	10,782	9,157
Post-employment benefits	466	396	360
Share-based payments	14,424	6,934	7,510
Total	₩ 27,710	₩ 18,112	₩ 17,027